Nature of Operations and Recent Events (Details) $ in Millions					5 Months Ended	12 Months Ended
	Jul. 29, 2024 USD ($)	Jul. 08, 2024 USD ($)	Mar. 20, 2024 USD ($)	Dec. 18, 2008 € / MWh	Jul. 31, 2024 USD ($) m²	Dec. 31, 2024 USD ($) shares
Nature of Operations and Recent Events [Line Items]
Entity Incorporation, Date of Incorporation						Dec. 13, 2024
Working interest.						33.50%
Payments to acquire productive assets	$ 3.8	$ 3.6
Area of real estate property (in Square Meters) | m²					2
Acquisition interest rate	90.00%
Small renewable energy producers (in Euro per Megawatt-hour) | € / MWh				280
Direct controlling interest						90.00%
Economic interest rate						60.94%
Capital contributuion						$ 62.1
Natural Gas and Natural Gas Liquids (NGL) [Member]
Nature of Operations and Recent Events [Line Items]
Payments to acquire productive assets			$ 2.1		$ 9.5
Class 1 Preferred Units [Member]
Nature of Operations and Recent Events [Line Items]
Issuance of stock (in Shares) | shares						62,100
Assets [Member]
Nature of Operations and Recent Events [Line Items]
Economic interest rate						10.00%
One Greenfield Plant [Member]
Nature of Operations and Recent Events [Line Items]
Area of real estate property (in Square Meters) | m²					1